SHORT-TERM INVESTMENTS (Details) - CNY (¥)	Dec. 31, 2020	Dec. 31, 2019
SHORT TERM INVESTMENTS
Aggregate cost basis	¥ 0	¥ 2,500,000
Gross unrealized holding gain	0	1,024
Aggregate fair value	¥ 0	¥ 2,501,024